Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Summary of securities classified at fair value through profit and loss and at fair value through other comprehensive income
a) Securities classified at fair value through profit and loss and at fair value through other comprehensive income

	September 30, 2020		December 31, 2019
	Gross carrying amount	Fair value	Gross carrying amount	Fair Value
Financial assets
At fair value through profit and loss	38,569,036	38,701,519	22,332,936	22,443,392

Agribusiness receivables certificates	179,155	177,095	598,085	589,525
Bank deposit certificates (i)	368,845	370,385	244,071	246,827
Brazilian government bonds	25,239,874	25,280,046	15,404,300	15,494,046
Certificate of real estate receivable	126,791	124,056	75,922	75,123
Debentures	1,034,742	1,018,893	885,344	885,068
Financial credit bills	82,439	82,683	98,068	106,759
Investment funds (ii)	7,656,488	7,656,266	3,047,198	3,047,198
United States government bonds	666,870	702,869	—	—
Real estate credit bill	1,632	1,651	1,282	1,300
Stocks issued by public-held company	2,546,996	2,546,996	1,562,965	1,562,965
Structured operations certificate	410,022	470,652	237,112	256,381
Others (iii)	255,182	269,927	178,589	178,200
At fair value through other comprehensive income	9,637,582	9,588,773	2,608,325	2,616,118

National treasury bill	9,637,582	9,588,773	2,608,325	2,616,118

a)	Securities classified at fair value through profit and loss and at fair value through other comprehensive income are presented in the following table:

	2019		2018
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Financial assets
At fair value through profit or loss	22,332,936	22,443,392	6,262,735	6,290,971

Agribusiness receivables certificates	598,085	589,525	85,668	85,874
Bank deposit certificates (i)	244,071	246,827	172,451	171,725
Brazilian government bonds	15,404,300	15,494,046	3,826,902	3,853,534
Certificate of real estate receivable	75,922	75,123	208,442	207,167
Debentures	885,344	885,068	325,459	326,403
Financial credit bills	98,068	106,759	45,040	44,663
Investment funds	3,047,198	3,047,198	279,013	279,013
Others (ii)	178,589	178,200	167,714	167,716
Real estate credit bill	1,282	1,300	3,697	4,883
Structured transaction certificate	237,112	256,381	21,275	22,949
Stocks issued by public-held company	1,562,965	1,562,965	1,127,074	1,127,044
At fair value through other comprehensive income	2,608,325	2,616,118	688,731	695,778

National treasury bill	2,608,325	2,616,118	688,731	695,778

(i)	Bank deposit certificates include R$ 123,817 (2018 – R$ 69,647) is being presented as cash equivalents in the statements of cash flows.
(ii)	Mainly related to bonds issued and traded overseas.

Summary of securities evaluated at amortized cost
b) Securities evaluated at amortized cost

	September 30, 2020		December 31, 2019
	Gross carrying amount	Book Value	Gross carrying amount	Book Value
Financial assets
At amortized cost	1,366,038	1,366,038	2,266,971	2,266,971

Bonds	1,366,038	1,366,038	2,266,971	2,266,971

b)	Securities evaluated at amortized cost are presented in the following table:

	2019		2018
	Gross carrying amount	Book value	Gross carrying amount	Book value
Financial assets
At amortized cost
Bonds	2,266,971	2,266,971	155,292	155,292

Summary of securities on the financial liabilities classified at fair value through profit or loss
c) Securities on the financial liabilities classified at fair value through profit or loss

	September 30, 2020		December 31, 2019
	Gross carrying amount	Book value	Gross carrying amount	Book Value
Financial liabilities
At fair value through profit or loss	1,111,770	1,111,770	2,021,707	2,021,707

Securities	1,111,770	1,111,770	2,021,707	2,021,707

c)	Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2019		2018
	Gross carrying amount	Book value	Gross carrying amount	Book value
Financial liabilities
At fair value through profit or loss
Securities loaned	2,021,707	2,021,707	1,259,579	1,259,579

Summary of securities classified by maturity
d) Securities classified by maturity

	Assets		Liabilities
	September 30, 2020	December 31, 2019	September 30, 2020	December 31, 2019
Financial assets
At fair value through P&L and at OCI
Current	22,696,712	9,804,819	1,111,770	2,021,707

Non-stated maturity	10,466,704	4,999,333	1,111,770	2,021,707
Up to 3 months	644,886	257,544	—	—
From 3 to 12 months	11,585,122	4,547,942	—	—

Non-current	25,593,580	15,254,691	—	—

After one year	25,593,580	15,254,691	—	—

Evaluated at amortized cost
Current	1,366,038	2,266,971	—	—

Up to 3 months	194,334	807,218	—	—
From 3 to 12 months	1,171,704	1,459,753	—	—

Total	49,656,330	27,326,481	1,111,770	2,021,707

Below is presented the securities classified by maturity:

	Assets		Liabilities
	2019	2018	2019	2018
Financial assets
At fair value through PL and at OCI
Current	9,804,819	1,875,374	2,021,707	1,192,877

Non-stated maturity	4,999,333	1,425,401	2,021,707	—
Up to 3 months	257,544	192,208	—	1,184,972
From 3 to 12 months	4,547,942	257,765	—	7,905
Non-current	15,254,691	5,111,375	—	66,702

After one year	15,254,691	5,111,375	—	66,702

Evaluated at amortized cost
Current	2,266,971	155,292	—	—

Non-staded maturity	807,218	—	—	—
From 3 to 12 months	1,459,753	155,292	—	—

Total	27,326,481	7,142,041	2,021,707	1,259,579